Borrowings - Analysis of Borrowings by Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	£ 779	£ 686
Term debt	5,293	5,319
Lease liabilities	342	360
Total	6,414	6,365
US dollars [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	309	19
Term debt	2,915	2,493
Lease liabilities	168	177
Total	3,392	2,689
Pounds Sterling [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper		317
Term debt		300
Lease liabilities	71	66
Total	71	683
Euro [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	423	318
Term debt	2,378	2,526
Lease liabilities	70	85
Total	2,871	2,929
Other Currencies [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	47	32
Lease liabilities	33	32
Total	£ 80	£ 64